Corporate, Administration and Other Expenditure	12 Months Ended
Jun. 30, 2023
Corporate, Administration and Other Expenditure [Abstract]
Disclosure of Corporate, Administration and Other Expenditure	Corporate, administration and other expenditure

	SA Rand
Figures in million	2023	2022	2021
Professional and legal fees	87	61	52
Compliance and assurance costs	63	62	51
Corporate business development (a)	20	39	221
Corporate office expenditure	847	797	707
Other corporate and administration expenses	27	25	37
Total corporate, administration and other expenditure	1 044	984	1 068
(a) The corporate business development in 2021 is largely attributable to integration costs incurred in relation to the acquisition of Mponeng operations and related assets. These expenses were not incurred in the 2022 and 2023 financial years.
Disclosure of general and administrative expense [text block]

	SA Rand
Figures in million	2023	2022	2021
Professional and legal fees	87	61	52
Compliance and assurance costs	63	62	51
Corporate business development (a)	20	39	221
Corporate office expenditure	847	797	707
Other corporate and administration expenses	27	25	37
Total corporate, administration and other expenditure	1 044	984	1 068
(a) The corporate business development in 2021 is largely attributable to integration costs incurred in relation to the acquisition of Mponeng operations and related assets. These expenses were not incurred in the 2022 and 2023 financial years.